Financial Instruments by Category	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Financial Instruments by Category
6.	FINANCIAL INSTRUMENTS BY CATEGORY
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding item in the statements of financial position, as appropriate. Since the items “Other receivables”, “Other liabilities” and “Accounts payable” in the statement of financial position contain both financial instruments and non-financial
assets and liabilities (such as tax receivables and receivables and payables in kind, among other) reconciliation is presented in the columns labeled
“Non-financial
assets” and
“Non-financial
Liabilities”.
Financial assets

	2025

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	1,224	-	1,224	622	1,846
Trade receivables (2)	1,740	-	1,740	-	1,740
Investments in financial assets	-	262	262	-	262
Cash and cash equivalents	527	406	933	-	933

	3,491	668	4,159	622	4,781

	2024

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	293	-	293	622	915
Trade receivables (2)	1,487	-	1,487	195	1,682
Investments in financial assets	-	390	390	-	390
Cash and cash equivalents	679	439	1,118	-	1,118

	2,459	829	3,288	817	4,105

	2023

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	232	-	232	308	540
Trade receivables (2)	1,063	-	1,063	-	1,063
Investments in financial assets	158	114	272	-	272
Cash and cash equivalents	1,027	96	1,123	-	1,123

	2,480	210	2,690	308	2,998

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
Financial liabilities

	2025

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	571	-	571	-	571
Loans	10,581	-	10,581	-	10,581
Other liabilities	771	-	771	1	772
Accounts payable	2,232	-	2,232	12	2,244

	14,155	-	14,155	13	14,168

	2024

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	776	-	776	-	776
Loans	8,942	-	8,942	-	8,942
Other liabilities	216	-	216	268	484
Accounts payable	2,873	-	2,873	12	2,885

	12,807	-	12,807	280	13,087

	2023

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	666	-	666	-	666
Loans	8,190	-	8,190	-	8,190
Other liabilities	232	-	232	2	234
Accounts payable	2,317	-	2,317	7	2,324

	11,405	-	11,405	9	11,414

Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2025
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	105	-	105
Financial costs	(1,087)	-	(1,087)
Net exchange differences	20	(60)	(40)
Result on financial assets at fair value with changes in profit or loss	-	132	132
Result from derivative financial instruments	-	1	1
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from net monetary position	(63)	-	(63)

	(1,025)	73	(952)

	2024
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	134	-	134
Financial costs	(1,169)	-	(1,169)
Net exchange differences (1)	(60)	(31)	(91)
Result on financial assets at fair value with changes in profit or loss	-	232	232
Result from derivative financial instruments	-	(1)	(1)
Export Increase Program (2)	-	3	3
Result from transactions with financial assets	-	(3)	(3)
Result from net monetary position	39	-	39

	(1,056)	200	(856)

	2023
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	334	-	334
Financial costs	(1,149)	-	(1,149)
Net exchange differences (1)	160	(236)	(76)
Result on financial assets at fair value with changes in profit or loss	-	289	289
Result from derivative financial instruments	-	7	7
Export Increase Program (2)	-	22	22
Result from transactions with financial assets	-	32	32
Result from net monetary position	37	-	37

	(618)	114	(504)

(1)	See Note 2.d).
(2)	See Note 35.j).
Fair value measurement
IFRS 13 “Fair value measurement” defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments measured at fair value are assigned to one of the valuation hierarchy levels specified under IFRS 13 (as well as loans measured at amortized cost whose fair value is disclosed in “Fair value of financial assets and financial liabilities measured at amortized cost” section below). This valuation hierarchy comprises 3 levels.

(i)
Level 1: The valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the reporting period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value and shall be used without adjustment to measure fair value whenever available.

(ii)
Level 2: The fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

(iii)
Level 3: The Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information, including internal data.

The tables below present the Group’s financial assets measured at fair value through profit or loss as of December 31, 2025, 2024 and 2023, and their allocation to their fair value hierarchy levels:

	2025
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	250	-	-	250
- Private securities - NO	12	-	-	12

	262	-	-	262

Cash and cash equivalents:
- Mutual funds	382	-	-	382
- Public securities	24	-	-	24

	406	-	-	406

	668	-	-	668

	2024
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	381	-	-	381
- Private securities - NO	9	-	-	9

	390	-	-	390

Cash and cash equivalents:
- Mutual funds	439	-	-	439
- Public securities	-	-	-	-

	439	-	-	439

	829	-	-	829

	2023
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	114	-	-	114
- Private securities - NO	-	-	-	-

	114	-	-	114

Cash and cash equivalents:
- Mutual funds	96	-	-	96
- Public securities	-	-	-	-

	96	-	-	96

	210	-	-	210

The Group has no financial liabilities measured at fair value through profit or loss.
Fair value estimates
The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2025, 2024 and 2023, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans, considering unadjusted listed prices (Level 1) for NO and interest rates offered to the Group (Level 3) for the remaining loans, amounted to 10,696, 8,811 and 7,547 as of December 31, 2025, 2024 and 2023, respectively.
The fair value of other receivables, trade receivables, cash and cash equivalents, other liabilities and accounts payable at amortized cost, do not differ significantly from their carrying amount.